Allstate Life Insurance Company Of New York

Allstate Life of New York Variable Life Separate Account A

Supplement, dated October 23, 2007 to

The Consultant Accumulator Variable Universal Life Prospectus

The Consultant Protector Variable Universal Life Prospectus

This supplement amends certain disclosures contained in the above-referenced prospectuses for certain variable universal life policies issued by Allstate Life Insurance Company of New York.

Allstate Life Insurance Company of New York has received notice that the Board of Trustees (“Board”) of Premier VIT has approved the liquidation, on or about January 18, 2008, of the Premier VIT OpCap Renaissance Portfolio (the “Portfolio”).

Due to the liquidation of the Portfolio, we will no longer accept new premiums for investment in, nor will we permit transfers to, the Premier VIT OpCap Renaissance Sub-Account (the “OpCap Sub-Account”) on or after January 16, 2008.

As the OpCap Sub-Account will no longer be offered as an investment alternative, you may wish to transfer, prior to January 18, 2008, some or all of your Policy Value in the OpCap Sub-Account to other investment alternatives currently offered by your Policies. Such transfer is not subject to a transfer fee. Any value remaining in the OpCap Sub-Account will be transferred automatically, as of January 18, 2008, to the Fidelity VIP Money Market Sub-Account, an investment alternative already available under your Policy.

If you currently allocate Policy Value to the OpCap Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment alternatives currently available under your Policy, any allocations to the OpCap Sub-Account will be automatically allocated, as of January 18, 2008, to the PIMCO VIT Money Market Sub-Account.

We will send you a confirmation that shows the amount that we transferred to the PIMCO VIT Money Market Sub-Account, or to the investment alternative that you chose, and the date of the transaction. For additional information on how to transfer to another investment alternative, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at 1-800-268-5619.

If your Policy Value in the OpCap Sub-Account is transferred automatically to the PIMCO VIT Money Market Sub-Account, for 60 days following the automatic transfer, you may transfer your Policy Value in the PIMCO VIT Money Market Sub-Account to any other investment alternative(s) available under your Policy. Such transfer is not subject to a transfer fee.

Attached as Appendix A is a list of the Investment Alternatives currently available under your Policy.

Please keep this supplement for future reference together with your prospectus.

Appendix A

The Consultant Accumulator and Protector Variable Life Insurance policies offer a variety of Investment Alternatives that encompass investment choices ranging from aggressive to conservative. Below is a lineup of the Portfolios and Fixed Account Investment Alternatives currently available. Also included is the investment objective for each Portfolio. For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the relevant prospectus for the Portfolio.

PORTFOLIOS

Sub-Accounts	Investment Objective
AIM V.I. Basic Value Fund - Series I	Long-term growth of capital
AIM V.I. Capital Appreciation Fund - Series I	Growth of capital
AIM V.I. Core Equity Fund - Series I	Growth of capital
AIM V.I. Mid Cap Core Equity Fund - Series I	Long-term growth of capital
Alger American Growth Portfolio - Class O	Long-term capital appreciation
Alger American Leveraged AllCap Portfolio - Class O	Long-term capital appreciation
Alger American MidCap Growth Portfolio - Class O	Long-term capital appreciation
DWS Balanced VIP - Class A	High total return, a combination of income and capital appreciation
DWS Equity 500 Index VIP - Class A	To replicate as closely as possible before deduction of expenses, performance of the S&P 500 Index which emphasizes stocks of large U.S. companies.
DWS Small Cap Index VIP - Class A	To replicate as closely as possible before deduction of expenses, performance of the Russell 2000 Index which emphasizes stocks of small U.S. companies.
Fidelity VIP Asset ManagerSM Portfolio - Initial Class	To obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
Fidelity VIP Contrafund® Portfolio - Initial Class	Long-term capital appreciation.
Fidelity VIP Equity-Income Portfolio - Initial Class

Reasonable Income. The fund will also consider the potential for capital appreciation. The funds goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poors 500SM Index (S&P 500® ).

Fidelity VIP Growth Portfolio - Initial Class	To achieve capital appreciation.
Fidelity VIP Index 500 Portfolio - Initial Class	Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poors 500SM Index (S&P 500® ).
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	As high a level of current income as is consistent with the preservation of capital.
Fidelity VIP Money Market Portfolio - Initial Class	As high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity VIP Overseas Portfolio - Initial Class	Long-term growth of capital.
Janus Aspen Series Balanced Portfolio - Service Shares	Long-term capital growth, consistent with preservation of capital and balanced by current income
Janus Aspen Series Forty Portfolio - Institutional Shares	Long-term growth of capital
Janus Aspen Series Foreign Stock Portfolio - Service Shares	Long-term growth of capital.
Janus Aspen Series Mid Cap Value Portfolio - Service Shares	Capital appreciation
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares	Long-term growth of capital
Janus Aspen Series Worldwide Growth Portfolio - Service Shares	Long-term growth of capital in a manner consistent with the preservation of capital.
Janus Aspen Series Small Company Value Portfolio - Service Shares	Capital appreciation
Lazard Retirement Emerging Markets Portfolio	Long-term capital appreciation

Legg Mason Partners Variable Fundamental Value Portfolio - Class I	Long-term capital growth with current income as a secondary consideration
Legg Mason Partners Variable Investors Portfolio - Class I	Long-term growth of capital with current income as a secondary objective
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class I	Maximum total return, consistent with preservation of capital
MFS High Income Series - Initial Class	Total return with an emphasis on high current income, but also considering capital appreciation
MFS Investors Growth Stock Series - Initial Class	Capital appreciation
MFS Investors Trust Series - Initial Class	Capital appreciation
MFS New Discovery Series - Initial Class	Capital appreciation
MFS Total Return Series - Initial Class	Total return
MFS Utilities Series - Initial Class	Total return
MFS Value Series - Initial Class	Capital appreciation
Oppenheimer MidCap Fund/VA	Capital appreciation by investing in growth type companies.
Oppenheimer Global Securities Fund/VA

Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, growth-type companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Main Street Small Cap Fund® /VA	Capital appreciation.
Oppenheimer International Growth Fund/VA

Long term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside of the United States.

Premier VIT OpCap Balanced Portfolio	Growth of capital and investment income
Premier VIT OpCap Small Cap Portfolio	Capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2.2 billion at time of purchase.
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Money Market Portfolio - Administrative Shares	Maximum current income, consistent with preservation of capital and daily liquidity
PIMCO VIT Real Return Portfolio - Administrative Shares	Maximum real return, consistent with preservation of real capital and prudent investment management
PIMCO VIT Total Return Portfolio - Administrative Shares	Maximum total return, consistent with preservation of capital and prudent investment management.
Putnam VT High Yield Fund - Class IA	High current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam VT International Growth and Income Fund - Class IA	Capital growth. Current income is a secondary objective.
Rydex VT Sector Rotation Fund	Long-term capital appreciation.
T. Rowe Price Blue Chip Growth Portfolio - I	Long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Income Portfolio - I	Substantial dividend income as well as long-term growth of capital.
Van Eck Worldwide Emerging Markets Fund	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world
Van Eck Worldwide Absolute Return Fund	Consistent absolute (positive) returns in various market cycles
Van Eck Worldwide Hard Assets Fund	Long-term capital appreciation by investing primarily in “hard asset securities” with income as a secondary consideration
Van Kampen UIF Equity Growth Portfolio, Class I	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Van Kampen UIF High Yield Portfolio, Class I	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.
Van Kampen UIF U.S. Real Estate Portfolio, Class I	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
Van Kampen LIT Aggressive Growth Portfolio, Class II	Capital growth
Van Kampen LIT Government Portfolio, Class I	High current return consistent with preservation of capital
Van Kampen LIT Growth and Income Portfolio, Class I	Long-term growth of capital and income.